Investments in affiliated companies (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Main Effects on Consolidated Financial Statements Due to Revisions

The main effects on the consolidated financial statements for the fiscal year ended March 31, 2013 due to the revisions are as follows:

Effects on consolidated balance sheet	Millions of yen
Line items	As previously reported	Adjustments	As revised

Investments in affiliated companies	¥411,371	¥140,512	¥551,883
Marketable securities and other investments	660,823	(303,601)	357,222
Deferred income taxes	694,361	58,467	752,828
Total investments and other assets	5,207,714	(104,622)	5,103,092
Retained earnings	5,229,407	(2,139)	5,227,268
Accumulated other comprehensive income (loss)	(107,476)	(85,456)	(192,932)
Total NTT shareholders’ equity	8,319,034	(87,595)	8,231,439
Noncontrolling interests	2,307,591	(17,027)	2,290,564

Effects on consolidated statement of income	Millions of yen
Line items	As previously reported	Adjustments	As revised

Other, net	¥35,832	¥(3,452)	¥32,380
Income before income taxes and equity in earnings (losses) of affiliated companies	1,201,099	(3,452)	1,197,647
Income tax expense (benefit)—Deferred	11,660	299	11,959
Equity in earnings (losses) of affiliated companies	(17,707)	1,614	(16,093)
Net income	709,739	(2,139)	707,600
Net income attributable to NTT	524,071	(2,139)	521,932

Effect on per share data	yen
Line items	As previously reported	Adjustments	As revised

Net income attributable to NTT	432.44	(1.77)	430.68

Effects on consolidated statement of comprehensive income	Millions of yen
Line items	As previously reported	Adjustments	As revised

Unrealized gain (loss) on securities	¥146,849	¥(99,340)	¥47,509
Unrealized gain (loss) on derivative instruments	(4,756)	20	(4,736)
Foreign currency translation adjustments	114,739	(2,351)	112,388
Pension liability adjustments	36,458	(812)	35,646
Total other comprehensive income (loss)	293,290	(102,483)	190,807
Total comprehensive income (loss)	1,003,029	(104,622)	898,407
Total comprehensive income (loss) attributable to NTT	774,438	(87,595)	686,843